OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Provision for credit commitments [member] | The Group [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Charge for the year	£ (17)
Ending Balance	173
Provision for credit commitments [member] | The Group [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	190
Ending Balance
Provision for credit commitments [member] | The Bank [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Charge for the year	14
Ending Balance	90
Provision for credit commitments [member] | The Bank [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	76
Ending Balance
Payment Protection Insurance [member] | The Group [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Exchange and other adjustments	335
Provisions applied	(2,457)
Charge for the year	1,795
Ending Balance	1,874
Payment Protection Insurance [member] | The Group [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	2,201
Ending Balance
Payment Protection Insurance [member] | The Bank [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Provisions applied	(1,156)
Charge for the year	859
Ending Balance	622
Payment Protection Insurance [member] | The Bank [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	919
Ending Balance
Other regulatory provisions [member] | The Group [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	707
Provisions applied	(707)
Charge for the year	395
Ending Balance	395
Other regulatory provisions [member] | The Group [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	707
Ending Balance
Other regulatory provisions [member] | The Bank [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Provisions applied	(229)
Charge for the year	137
Ending Balance	161
Other regulatory provisions [member] | The Bank [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	253
Ending Balance
Vacant leasehold property [member] | The Group [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	830
Exchange and other adjustments	(5)
Provisions applied	(445)
Charge for the year	316
Ending Balance	696
Vacant leasehold property [member] | The Group [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	927
Ending Balance
Vacant leasehold property [member] | The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	(97)
Ending Balance
Vacant leasehold property [member] | The Bank [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	604
Exchange and other adjustments	2
Provisions applied	(303)
Charge for the year	260
Ending Balance	563
Vacant leasehold property [member] | The Bank [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	671
Ending Balance
Vacant leasehold property [member] | The Bank [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	(67)
Ending Balance
Miscellaneous other provisions [member] | The Group [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	3,928
Exchange and other adjustments	330
Provisions applied	(3,609)
Charge for the year	2,489
Ending Balance	3,138
Miscellaneous other provisions [member] | The Group [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	4,025
Ending Balance
Miscellaneous other provisions [member] | The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	(97)
Ending Balance
Miscellaneous other provisions [member] | The Bank [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	1,852
Exchange and other adjustments	2
Provisions applied	(1,688)
Charge for the year	1,270
Ending Balance	1,436
Miscellaneous other provisions [member] | The Bank [member] | Previously stated [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	1,919
Ending Balance
Miscellaneous other provisions [member] | The Bank [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	£ (67)
Ending Balance